Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	10,778,724	15,650,234
Exercised (in shares) | shares	(2,952,992)	(4,603,861)
Forfeited or expired (in shares) | shares	(23,624)	(267,649)
Outstanding, ending balance (in shares) | shares	7,802,108	10,778,724
Exercisable (in shares) | shares	4,539,188	4,316,424
Weighted average exercise price of share options outstanding, beginning balance (in cad per share) | $ / shares	$ 60	$ 59
Weighted average exercise price of share options exercised (in cad per share) | $ / shares	58	57
Weighted average exercise price of share options forfeited or expired (in cad per share) | $ / shares	65	60
Weighted average exercise price of share options exercisable (in cad per share) | $ / shares	58	58
Weighted average share price, share options exercised (in cad per share) | $ / shares	$ 69	$ 64